Acquisition of Spiral Toys LLC - Schedule of Operations of Spirals Toy LLC (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Sales		$ 10,000	$ 5,955,968	$ 269,299
Operating Expenses	$ (1,009,626)	(588,751)	(3,371,524)	(3,651,689)
Net income/(loss)	$ (1,046,932)	$ (603,760)	$ (2,392,842)	(3,460,207)
Spiral Toys LLC [Member]
Sales				290,480
Operating Expenses				(618,567)
Net income/(loss)				$ (328,087)